Taxes on income - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Israel	$ (2,573)	$ 9,665	$ 4,549
Foreign	4,920	2,882	3,885
Total current tax expense:	2,347	12,547	8,434
Deferred:
Israel	(85)	(10)	(3,729)
Foreign	(2,307)	(1,628)	911
Total deferred tax benefit	(2,392)	(1,638)	(2,818)
Tax (income) expense	$ (45)	$ 10,909	$ 5,616